Regulatory Capital Requirements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated assets, total		$ 10,000,000,000
Preferred securities ratio		25.00%
Conservation buffer	2.50%	2.50%
Capital conservation buffers for company	7.03%	7.50%
Capital conservation buffers for bank	6.89%	7.42%
Preferred stock, liquidation value	$ 100,000	$ 100,000
Non-Cumulative Series A Preferred Stock [Member]
Preferred stock, liquidation value	$ 1,500,000	$ 1,500,000.0
Bank [Member]
Conservation buffer	2.50%	2.50%